Contributed surplus (Schedule of Option Activity) (Details)		12 Months Ended
		Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number
Outstanding - Beginning of year | shares		1,573,411	1,474,477
Granted | shares		395,850	343,100
Exercised | shares	[1]	(203,595)	(139,877)
Forfeited | shares		(47,638)	(91,789)
Cancelled | shares		(81,792)
Expired | shares			(12,500)
Outstanding - End of year | shares		1,636,236	1,573,411
Weighted average exercise price
Outstanding - Beginning of year | $ / shares		$ 4.63	$ 4.12
Granted | $ / shares		5.50	6.39
Exercised | $ / shares		2.42	2.32
Forfeited | $ / shares		6.69	6.81
Cancelled | $ / shares		6.92
Expired | $ / shares			2.37
Outstanding - End of year | $ / shares		$ 4.93	$ 4.63

[1]	Of the 203,595 (2019 - 139,877) options exercised, 109,845 (2019 - 98,408) elected the cashless exercise, under which 68,336 shares (2019 - 63,727) were issued. These options would have otherwise been exercisable for proceeds of $241 (2019 - $229) on the exercise date.